INVESTMENT INCOME (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Investment Income [Line Items]
Interest income			$ 472	$ 93	$ 186
Interest income from amounts due from related parties			230	298	259
Share of profit of associates (Note b)			(14)	189
Disposal of associates (Note a)					7,446
Total			688	580	$ 7,891
1088526 B.C. Ltd.
Disclosure Of Investment Income [Line Items]
Share of profit of associates (Note b)			$ (18)	$ 111
Proportion of share profit held in associate			5.00%	30.00%
Associates
Disclosure Of Investment Income [Line Items]
Share of profit of associates (Note b)			$ (14)	$ 189
Sky Solar Japan KK (SSJ) | Orix Holdings
Disclosure Of Investment Income [Line Items]
Disposal of associates (Note a)	$ 7,400	¥ 837
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	$ 9,180	¥ 1,068